Fair Value Measurements (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	$ 199,662	$ 19,060,665	$ 47,950,893
Total Liabilities Measured at Fair Value	1,499,728	243,000	1,608,556
SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	74,894	8,821,399	19,186,878
Total Liabilities Measured at Fair Value	528,830	87,311	503,042
SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	124,768	10,239,266	28,764,015
Total Liabilities Measured at Fair Value	970,898	155,689	1,105,514
Unrealized appreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	199,662	372,011	865,855
Unrealized appreciation on open forward contracts | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	74,894	129,634	280,718
Unrealized appreciation on open forward contracts | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	124,768	242,377	585,137
U.S. Government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		17,650,000	38,347,223
U.S. Government securities | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		8,300,000	16,066,728
U.S. Government securities | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		9,350,000	22,280,495
Futures contracts sold
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		923,781
Total Liabilities Measured at Fair Value	1,193,811		1,410,287
Futures contracts sold | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		349,440
Total Liabilities Measured at Fair Value	456,586		445,767
Futures contracts sold | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		574,341
Total Liabilities Measured at Fair Value	737,225		964,520
Futures contracts purchased
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		114,873	8,737,815
Total Liabilities Measured at Fair Value	131,196
Futures contracts purchased | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		42,325	2,839,432
Total Liabilities Measured at Fair Value	15,846
Futures contracts purchased | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		72,548	5,898,383
Total Liabilities Measured at Fair Value	115,350
Unrealized depreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	174,721	243,000	198,269
Unrealized depreciation on open forward contracts | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	56,398	87,311	57,275
Unrealized depreciation on open forward contracts | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	118,323	155,689	140,994
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		1,038,654	8,737,815
Total Liabilities Measured at Fair Value	1,325,007		1,410,287
Level 1 | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		391,765	2,839,432
Total Liabilities Measured at Fair Value	472,432		445,767
Level 1 | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		646,889	5,898,383
Total Liabilities Measured at Fair Value	852,575		964,520
Level 1 | Futures contracts sold
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		923,781
Total Liabilities Measured at Fair Value	1,193,811		1,410,287
Level 1 | Futures contracts sold | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		349,440
Total Liabilities Measured at Fair Value	456,586		445,767
Level 1 | Futures contracts sold | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		574,341
Total Liabilities Measured at Fair Value	737,225		964,520
Level 1 | Futures contracts purchased
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		114,873	8,737,815
Total Liabilities Measured at Fair Value	131,196
Level 1 | Futures contracts purchased | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		42,325	2,839,432
Total Liabilities Measured at Fair Value	15,846
Level 1 | Futures contracts purchased | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		72,548	5,898,383
Total Liabilities Measured at Fair Value	115,350
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	199,662	18,022,011	39,213,078
Total Liabilities Measured at Fair Value	174,721	243,000	198,269
Level 2 | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	74,894	8,429,634	16,347,446
Total Liabilities Measured at Fair Value	56,398	87,311	57,275
Level 2 | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	124,768	9,592,377	22,865,632
Total Liabilities Measured at Fair Value	118,323	155,689	140,994
Level 2 | Unrealized appreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	199,662	372,011	865,855
Level 2 | Unrealized appreciation on open forward contracts | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	74,894	129,634	280,718
Level 2 | Unrealized appreciation on open forward contracts | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	124,768	242,377	585,137
Level 2 | U.S. Government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		17,650,000	38,347,223
Level 2 | U.S. Government securities | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		8,300,000	16,066,728
Level 2 | U.S. Government securities | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		9,350,000	22,280,495
Level 2 | Unrealized depreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	174,721	243,000	198,269
Level 2 | Unrealized depreciation on open forward contracts | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	56,398	87,311	57,275
Level 2 | Unrealized depreciation on open forward contracts | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	118,323	155,689	140,994
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Total Liabilities Measured at Fair Value
Level 3 | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Total Liabilities Measured at Fair Value
Level 3 | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Total Liabilities Measured at Fair Value
Level 3 | Unrealized appreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Level 3 | Unrealized appreciation on open forward contracts | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Level 3 | Unrealized appreciation on open forward contracts | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Level 3 | U.S. Government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Level 3 | U.S. Government securities | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Level 3 | U.S. Government securities | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Level 3 | Futures contracts sold
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Total Liabilities Measured at Fair Value
Level 3 | Futures contracts sold | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Total Liabilities Measured at Fair Value
Level 3 | Futures contracts sold | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Total Liabilities Measured at Fair Value
Level 3 | Futures contracts purchased
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Total Liabilities Measured at Fair Value
Level 3 | Futures contracts purchased | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Total Liabilities Measured at Fair Value
Level 3 | Futures contracts purchased | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Total Liabilities Measured at Fair Value
Level 3 | Unrealized depreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value
Level 3 | Unrealized depreciation on open forward contracts | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value
Level 3 | Unrealized depreciation on open forward contracts | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value